Deferred taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 8,450	$ 8,107
Deferred tax liabilities	(7,069)	(7,067)
Credited/(charged) to the income statement	393	1,260
Deferred tax assets	4,016	3,624
Research an development and investment tax credits and allowances	540	583
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,152	2,249
Tax payable on unremitted earnings	99	110
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,461	1,474
Credited/(charged) to the income statement	98	531
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	4,710	3,835
Credited/(charged) to the income statement	785	133
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,024	961
Deferred tax liabilities	(5,378)	(5,407)
Credited/(charged) to the income statement	(323)	628
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	187	210
Deferred tax liabilities	(50)	(72)
Credited/(charged) to the income statement	28	(48)
Unrealised exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	157	194
Deferred tax liabilities	(13)	(15)
Credited/(charged) to the income statement	(11)	(2)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	911	1,433
Deferred tax liabilities	(471)	(875)
Credited/(charged) to the income statement	(184)	13
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(391)	(394)
Capitalised and accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(766)	(304)
Tax on unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Credited/(charged) to the income statement	0	5
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,293	1,182
Unused tax losses | Expire within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 66	0
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 93	140
Unused tax losses | Expire within one to five years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | Later than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 1,134	$ 1,042
Deferred tax loss recovery period	5 years